Principal Activities and Organization (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	May. 16, 2011 USD ($) shares	Jan. 26, 2011	Dec. 31, 2015	Dec. 07, 2015 $ / shares
Principal activities and organization
Net proceeds received by the Company from IPO, after deducting commissions and offering expenses | $	$ 65,243
Shanghai HQS
Principal activities and organization
Percentage of ownership interest in VIE or VIE's subsidiaries			100.00%
Beijing HQS
Principal activities and organization
Percentage of ownership interest in VIE or VIE's subsidiaries			100.00%
Xique
Principal activities and organization
Percentage of ownership interest in VIE or VIE's subsidiaries			100.00%
Beijing Aizhenxin
Principal activities and organization
Percentage of ownership interest in VIE or VIE's subsidiaries			100.00%
Beijing Youyue Hudong
Principal activities and organization
Percentage of ownership interest in VIE or VIE's subsidiaries			100.00%
Jiayuan Shanghai Center
Principal activities and organization
Percentage of ownership interest in VIE or VIE's subsidiaries			100.00%
Beijing Caiyuanlai
Principal activities and organization
Percentage of ownership interest in VIE or VIE's subsidiaries			100.00%
Shanghai Tengwan
Principal activities and organization
Percentage of ownership interest in VIE or VIE's subsidiaries			100.00%
BVI Company
Principal activities and organization
Exchange ratio		1
Percentage of ownership interest in subsidiary			100.00%
Shanghai Miyuan
Principal activities and organization
Percentage of ownership interest in subsidiary			100.00%
Jiayuan Hong Kong
Principal activities and organization
Percentage of ownership interest in subsidiary			100.00%
Beijing Miyuan
Principal activities and organization
Percentage of ownership interest in subsidiary			100.00%
Hong Kong Miyuan
Principal activities and organization
Percentage of ownership interest in subsidiary			100.00%
Ordinary shares
Principal activities and organization
Issuance of shares (in shares) | shares	10,050,000
Ordinary shares | Merger Agreement | LoveWorld Inc and FutureWorld Inc
Principal activities and organization
Share price to be exchanged for per Merger agreement (USD per share) | $ / shares				$ 5.04
ADSs
Principal activities and organization
Issuance of shares (in shares) | shares	6,700,000
ADSs | Merger Agreement | LoveWorld Inc and FutureWorld Inc
Principal activities and organization
Share price to be exchanged for per Merger agreement (USD per share) | $ / shares				$ 7.56